Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
Shareholders' Equity
8. Stockholders’ Equity

The Company has 83,156,969 shares outstanding as of December 31, 2013. In connection with the Mergers, Kitara Media became the acquirer for accounting purposes and as such the 20,000,000 shares issued to the Kitara Signing Holder are considered outstanding as of the earliest period presented. On July 1, 2013, in conjunction with the Mergers, the Company issued 10,000,000 shares to acquire NYPG, 4,000,000 shares in a private equity raise, 381,950 shares were repurchased and 25,813,075 shares were cancelled.

On October 21, 2013, the Company issued 2,145,294 of common stock to settle two liabilities with the Kitara Signing Holder. Pursuant to the K/N Merger Agreement, the Company originally agreed to pay the Kitara Signing Holder cash equal to the amount by which Kitara’s working capital at closing (as finally determined in accordance with the K/N Merger Agreement) exceeded $2,500 (the “Closing Working Capital Adjustment”). The Kitara Signing Holder and the Company determined that the Closing Working Capital Adjustment was $904. The Company also owed the Kitara Signing Holder an aggregate of $170 for services provided by the Kitara Signing Holder to the Company since the closing of the Mergers. These two debts were settled via the equity issue.

On December 3, 2013, the Company entered into a merger agreement and plan of organization (the “HG Merger Agreement”) with Health Guru Media and the holders of a majority of the outstanding shares of capital stock of Health Guru Media, and simultaneously consummated the transactions contemplated thereby. At the closing, Health Guru Media became the Company’s wholly owned subsidiary. At the closing, the former holders of the capital stock of Health Guru Media received an aggregate of 18,000,000 shares of the Company’s common stock.

In connection with the consummation of the transactions contemplated by the HG Merger Agreement, the Company sold an aggregate of 4,000,000 shares of common stock to several accredited investors, including members of the Company’s board of directors and their affiliates, on a private placement basis, for an aggregate purchase price of $2,000, or $0.50 per share.